Other operating income and expenses (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Recoverable cash advances
Initial measurement and re-measurement.	€ (561,000)	€ (324,000)
Total Other Operating Income	1,008,000	544,000	€ 283,000
Operating Income Expenditure [member]
Recoverable cash advances
Initial measurement and re-measurement.	561,000	324,000	247,000
R&D incentives	530,000	1,376,000	86,000
Capitalization of R&D incentive	(83,000)	(1,005,000)	(123,000)
Other income/(expenses)		(151,000)	73,000
Total Other Operating Income	€ 1,008,000	€ 544,000	€ 283,000